Bond Payable (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2022 CNY (¥)	Jul. 31, 2022 USD ($)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Jul. 31, 2019 CNY (¥)	Jul. 31, 2019 USD ($)
Bond Payable (Details) [Line Items]
Percentage of principal amount	100.00%	100.00%
Premium percentage of principal amount	1.00%	1.00%
Percentage of aggregate principal amount	35.00%	35.00%
Redemption price	107.45%	107.45%
Payments for repurchase of bond			¥ 394,756	$ 62,106	¥ 80,174	$ 12,410
Principal amount of outstanding bond	¥ 1,513,460	$ 223,984
Interest expense	¥ 56,374	$ 8,343
Interest rate			8.37%	8.37%
Corporate Bond Securities [Member]
Bond Payable (Details) [Line Items]
Bonds issued							¥ 2,146,190	$ 300,000
Interest rate							7.45%	7.45%
Issuance costs			¥ 2,104,964	$ 294,224
Bond payable					1,836,362	284,249
Interest expense			¥ 124,911	$ 19,200	¥ 158,077	$ 24,181